UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21582

Madison/Claymore Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  630-505-3700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.    Schedule of Investments.
Attached hereto.

MCN Madison/Claymore Covered Call & Equity Strategy Fund
Portfolio of Investments
September 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 87.2%
	Common Stocks - 86.3%
	Consumer Discretionary - 9.1%
43,000	Bed Bath & Beyond, Inc.(a)(b)	$2,709,000
270,000	Best Buy Co., Inc.	4,641,300
60,000	Kohl's Corp.(b)	3,073,200
160,000	Staples, Inc.(b)	1,843,200
50,000	Target Corp.(b)	3,173,500
		15,440,200

	Energy - 8.6%
60,000	Apache Corp.(b)	5,188,200
75,000	Canadian Natural Resources, Ltd. (Canada)(b)	2,309,250
120,000	Petroleo Brasileiro SA, ADR (Brazil)(b)	2,752,800
60,000	Schlumberger, Ltd. (Curacao)(b)	4,339,800
		14,590,050

	Financials - 17.4%
30,000	Affiliated Managers Group, Inc.(a)(b)	3,690,000
381,700	Bank of America Corp.(b)	3,370,411
50,000	Goldman Sachs Group, Inc.(b)	5,684,000
300,000	Morgan Stanley(b)	5,022,000
140,000	State Street Corp.(b)	5,874,400
40,000	T Rowe Price Group, Inc.(b)	2,532,000
100,000	Wells Fargo & Co.(b)	3,453,000
		29,625,811

	Health Care - 18.9%
50,000	Celgene Corp.(a)(b)	3,820,000
60,000	Community Health Systems, Inc.(a)(b)	1,748,400
23,000	Gilead Sciences, Inc.(a)(b)	1,525,590
240,000	Mylan, Inc.(a)(b)	5,856,000
85,000	St. Jude Medical, Inc.(b)	3,581,050
65,000	Stryker Corp.(b)	3,617,900
130,000	Teva Pharmaceutical Industries, Ltd., ADR (Israel)(b)	5,383,300
50,000	UnitedHealth Group, Inc.	2,770,500
55,700	Zimmer Holdings, Inc.(b)	3,766,434
		32,069,174

	Industrials - 3.7%
70,000	Jacobs Engineering Group, Inc.(a)	2,830,100
55,000	Norfolk Southern Corp.(b)	3,499,650
		6,329,750

	Information Technology - 26.3%
69,000	Adobe Systems, Inc.(a)(b)	2,239,740
50,000	Altera Corp.(b)	1,699,250
4,000	Apple, Inc.(b)	2,669,040
160,000	Applied Materials, Inc.(b)	1,786,400
250,000	Cisco Systems, Inc.(b)	4,772,500
95,000	EMC Corp.(a)	2,590,650
75,000	Facebook, Inc., Class A(a)(b)	1,623,750
600,000	Flextronics International, Ltd. (Singapore)(a)(b)	3,600,000
160,000	FLIR Systems, Inc.(b)	3,196,000
11,500	Google, Inc., Class A(a)(b)	8,676,750
220,000	Hewlett-Packard Co.(b)	3,753,200
90,000	Microsoft Corp.(b)	2,680,200
190,000	Symantec Corp.(a)(b)	3,420,000
124,000	Yahoo!, Inc.(a)(b)	1,980,900
		44,688,380

	Materials - 2.3%
100,000	Freeport-McMoRan Copper & Gold, Inc.(b)	3,958,000

	Total Common Stocks - 86.3%
	(Cost $165,753,448)	146,701,365

	Exchange Traded Fund - 0.9%
10,000	SPDR S&P 500 ETF Trust(b)	1,439,300
	(Cost $1,372,512)

	Total Long-Term Investments - 87.2%
	(Cost $167,125,960)	148,140,665

	Short-Term Investments - 21.0%
	Money Market Fund - 15.9%
27,041,501	Invesco Liquid Assets Money Market Fund	27,041,501
	(Cost $27,041,501)

Principal
Amount	Description	Value
	U.S. Government - 5.1%
3,275,000	U.S. Treasury Bill, 0.10% 02/14/13(b)	3,273,732
5,450,000	U.S. Treasury Bill, 0.10% 02/21/13(b)	5,447,782
	(Cost $8,721,514)	8,721,514

	Total Short-Term Investments - 21.0%
	(Cost $35,763,015)	35,763,015

	Total Investments - 108.2%
	(Cost $202,888,975)	183,903,680
	Liabilities in excess of Other Assets - (5.1%)	(8,676,368)
	Total Value of Options Written - (3.1%) (Premiums received $4,756,773)	(5,292,562)
	Net Assets - 100.0%	$ 169,934,750

ADR - American Depositary Receipt
SA - Corporation
S&P - Standard & Poor's

(a) Non-income producing security.
(b) All or a portion of this security is segregated as collateral for written options. As of September 30, 2012, the total amount segregated was $143,075,270.

See previously submitted notes to financial statements for the period ended June 30, 2012.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Month	Exercise Price	Value
300	Adobe Systems, Inc.	January 2013	$ 34.00	$ (40,350)
390	Adobe Systems, Inc.	April 2013	35.00	(68,445)
300	Affiliated Managers Group, Inc.	December 2012	105.00	(571,500)
100	Altera Corp.	January 2013	37.00	(11,500)
200	Apache Corp.	January 2013	95.00	(35,400)
300	Apache Corp.	April 2013	95.00	(108,750)
100	Apache Corp.	October 2012	87.50	(14,450)
40	Apple, Inc.	February 2013	700.00	(151,000)
500	Applied Materials, Inc.	January 2013	11.00	(34,500)
400	Applied Materials, Inc.	April 2013	12.00	(19,600)
300	Applied Materials, Inc.	October 2012	11.00	(10,200)
200	Applied Materials, Inc.	October 2012	13.00	(200)
2,100	Bank of America Corp.	October 2012	8.00	(184,800)
800	Bank of America Corp.	November 2012	10.00	(9,200)
917	Bank of America Corp.	December 2012	9.00	(45,392)
430	Bed Bath & Beyond, Inc.	February 2013	62.50	(201,025)
300	Canadian Natural Resources Ltd.	December 2012	29.00	(93,000)
200	Celgene Corp.	January 2013	67.50	(213,500)
300	Celgene Corp.	January 2013	70.00	(261,000)
500	Cisco Systems, Inc.	January 2013	17.50	(98,500)
500	Cisco Systems, Inc.	April 2013	18.00	(99,500)
500	Cisco Systems, Inc.	October 2012	21.00	(750)
300	Community Health Systems, Inc.	December 2012	30.00	(54,000)
400	Facebook, Inc.	October 2012	22.00	(38,000)
2,000	Flextronics International Ltd.	January 2013	7.50	(13,000)
400	FLIR Systems, Inc.	January 2013	20.00	(44,000)
300	FLIR Systems, Inc.	October 2012	19.00	(40,500)
200	FLIR Systems, Inc.	October 2012	21.00	(1,000)
200	FLIR Systems, Inc.	October 2012	27.00	(1,000)
200	Freeport-McMoRan Copper & Gold, Inc.	February 2013	43.00	(37,800)
300	Freeport-McMoRan Copper & Gold, Inc.	November 2012	35.00	(147,750)
300	Freeport-McMoRan Copper & Gold, Inc.	November 2012	36.00	(123,750)
230	Gilead Sciences, Inc.	November 2012	50.00	(379,500)
100	Goldman Sachs Group, Inc.	April 2013	130.00	(31,250)
200	Goldman Sachs Group, Inc.	October 2012	100.00	(281,000)
55	Google, Inc.	January 2013	710.00	(383,075)
300	Hewlett-Packard Co.	November 2012	20.00	(2,250)
400	Kohl's Corp.	October 2012	50.00	(76,000)
300	Microsoft Corp.	January 2013	31.00	(23,700)
1,000	Morgan Stanley	October 2012	18.00	(19,500)
500	Mylan, Inc.	April 2013	25.00	(73,000)
200	Norfolk Southern Corp.	December 2012	72.50	(4,500)
300	Petroleo Brasileiro SA	October 2012	21.00	(62,400)
300	Petroleo Brasileiro SA	October 2012	31.00	(300)
300	Schlumberger Ltd.	November 2012	70.00	(123,000)
100	SPDR S&P 500 ETF Trust	November 2012	146.00	(19,450)
300	St Jude Medical, Inc.	April 2013	42.00	(99,000)
400	Staples, Inc.	December 2012	13.00	(16,000)
400	Staples, Inc.	December 2012	14.00	(8,000)
600	State Street Corp.	November 2012	45.00	(18,600)
200	Stryker Corp.	December 2012	55.00	(49,000)
1,200	Symantec Corp.	January 2013	20.00	(66,000)
200	T Rowe Price Group, Inc.	January 2013	65.00	(47,000)
200	T Rowe Price Group, Inc.	October 2012	60.00	(74,000)
300	Target Corp.	January 2013	60.00	(137,250)
200	Target Corp.	April 2013	65.00	(50,700)
100	Teva Pharmaceutical Industries, Ltd.	January 2013	45.00	(5,550)
250	Wells Fargo & Co.	April 2013	37.00	(30,000)
500	Yahoo!, Inc.	October 2012	16.00	(17,000)
120	Zimmer Holdings, Inc.	December 2012	65.00	(51,000)
	Total Value of Call Options Written			(4,921,387)
	(Premiums received $4,412,696)

	Put Options Written
(40)	Apple, Inc.	February 2013	675.00	(233,700)
(430)	Bed Bath & Beyond, Inc.	February 2013	57.50	(95,675)
(400)	Symantec Corp.	January 2013	17.50	(41,800)
	Total Value of Put Options Written			(371,175)
	(Premiums received $344,077)

	Total Value of Options Written
	(Premiums received $4,756,773)			$ (5,292,562)

Country Allocation^
United States	87.6%
Israel	3.6%
Curacao	2.9%
Singapore	2.4%
Brazil	1.9%
Canada	1.6%
^Subject to change daily. Based on long-term investments.

At September 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$202,919,067	$8,678,821	$(27,694,208)	$(19,015,387)

Readily marketable portfolio securities listed on an exchange or traded in the over-the-counter market are generally valued at their last reported sale price. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in accordance with procedures established in good faith by management and approved by the
Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price at the close of the exchange representing the principal market for such securities. Debt securities are valued using the mean of the closing bid and asked prices for such securities or, if prices are not available, at prices for securities of comparable maturity, quality and type. Exchange-traded options are valued at the mean of the best bid and best asked prices across all option exchanges. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

For those securities whose bid or asked prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)
the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services,
(vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates;
indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset
Value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the three months ended September 30, 2012.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy at September 30, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$146,701	$-	$-	$146,701
Exchange Traded Fund	1,439	-	-	1,439
Money Market Fund	27,042	-	-	27,042
U.S. Government	-	8,722	-	8,722
Total	$175,182	$8,722	$-	$183,904

Liabilities:
Written Options	$5,293	$-	$-	5,293
Total	$5,293	$-	$-	$5,293

During the three months ended September 30, 2012, there were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act Of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call & Equity Strategy Fund

By:	/s/Kevin M. Robinson
      Kevin M. Robinson
              Chief Executive Officer and Chief Legal Officer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin M. Robinson
              Kevin M. Robinson
         Chief Executive Officer and Chief Legal Officer

Date:	November 27, 2012

By:	/s/John Sullivan
               John Sullivan
              Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 27, 2012